UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06711
Morgan Stanley Special Growth Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Sara Furber
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: February 28, 2011
Date of reporting period: November 30, 2010

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Special Growth Fund
Portfolio of Investments ▪ November 30, 2010 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (93.8%)
	Biotechnology (1.7%)
69,988	Ironwood Pharmaceuticals, Inc. (a)(b)	$748,172

	Capital Markets (4.0%)
1,073	Capital Southwest Corp.	107,579
22,427	CETIP SA — Balcao Organizado de Ativos e Derivativos (Brazil)	264,347
18,321	Greenhill & Co., Inc.	1,372,976

		1,744,902

	Chemicals (3.8%)
21,877	Intrepid Potash, Inc. (a)	670,530
25,660	Rockwood Holdings, Inc. (a)	979,442

		1,649,972

	Commercial Services & Supplies (1.3%)
35,476	Covanta Holding Corp.	557,683

	Construction Materials (3.4%)
32,242	Eagle Materials, Inc.	801,536
17,488	Texas Industries, Inc.	658,948

		1,460,484

	Diversified Financial Services (3.7%)
40,277	MSCI, Inc. (Class A) (a)	1,371,835
7,409	Pico Holdings, Inc. (a)	211,527

		1,583,362

	Diversified Telecommunication Services (1.3%)
46,788	Cogent Communications Group, Inc. (a)	565,199

	Electric Utilities (4.8%)
178,449	AET&D Holdings No 1 Ltd. (Australia) (a)(c)(d)	0
99,120	Brookfield Infrastructure Partners LP (Bermuda)	2,084,505

		2,084,505

	Health Care Equipment & Supplies (1.9%)
16,142	Gen-Probe, Inc. (a)	837,124

	Health Care Providers & Services (1.8%)
10,906	HMS Holdings Corp. (a)	687,187
19,267	LCA-Vision, Inc. (a)	99,803

		786,990

	Health Care Technology (3.4%)
25,307	athenahealth, Inc. (a)	1,037,840
22,377	MedAssets, Inc. (a)	414,981

		1,452,821

	Hotels, Restaurants & Leisure (10.0%)
12,030	Ambassadors Group, Inc.	132,450
18,315	BJ’s Restaurants, Inc. (a)	671,245
14,964	Country Style Cooking Restaurant Chain Co. Ltd. (ADR) (Cayman Islands) (a)	328,759
9,491	Gaylord Entertainment Co. (a)	325,826
33,430	Lakes Entertainment, Inc. (a)	71,875
32,957	PF Chang’s China Bistro, Inc.	1,665,647
24,526	Vail Resorts, Inc. (a)	1,110,537

		4,306,339

	Household Durables (2.0%)
36,717	Gafisa SA (ADR) (Brazil)	527,256
16,646	iRobot Corp. (a)	337,914

		865,170

	Information Technology Services (4.0%)
38,713	Acxiom Corp. (a)	658,508
27,123	Forrester Research, Inc. (a)	939,812
57,319	Information Services Group, Inc. (a)	126,675

		1,724,995

	Insurance (2.4%)
36,879	Greenlight Capital Re, Ltd. (Class A) (Cayman Islands) (a)	1,031,874

Morgan Stanley Special Growth Fund
Portfolio of Investments ▪ November 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Internet & Catalog Retail (3.4%)
25,436	Blue Nile, Inc. (a)	$1,257,810
7,018	Makemytrip Ltd. (a)	199,452

		1,457,262

	Internet Software & Services (7.9%)
12,675	comScore, Inc. (a)	278,850
29,553	GSI Commerce, Inc. (a)	704,839
26,477	Market Leader, Inc. (a)	50,042
12,453	MercadoLibre, Inc. (a)	792,260
13,945	OpenTable, Inc. (a)	1,011,570
13,936	VistaPrint N.V. (Netherlands) (a)	561,899

		3,399,460

	Leisure Equipment & Products (1.6%)
27,500	Universal Entertainment Corp. (Japan) (a)	695,151

	Life Sciences Tools & Services (3.1%)
22,219	Techne Corp.	1,334,695

	Media (1.6%)
13,758	Morningstar, Inc. (a)	693,541

	Metals & Mining (3.8%)
1,092,952	Lynas Corp. Ltd. (Australia) (a)	1,640,910

	Oil, Gas & Consumable Fuels (2.1%)
36,491	Brigham Exploration Co. (a)	917,749

	Professional Services (8.0%)
26,442	Advisory Board Co. (The) (a)	1,254,937
28,204	Corporate Executive Board Co. (The)	978,397
22,710	CoStar Group, Inc. (a)	1,197,725

		3,431,059

	Real Estate Management & Development (1.6%)
122,392	Brookfield Incorporacoes SA (Brazil)	581,051
3,315	Consolidated-Tomoka Land Co.	92,820

		673,871

	Semiconductors & Semiconductor Equipment (1.9%)
40,116	Tessera Technologies, Inc. (a)	798,710

	Software (7.2%)
10,098	Blackboard, Inc. (a)	419,572
5,842	Longtop Financial Technologies Ltd. (ADR) (Cayman Islands) (a)	231,110
20,159	NetSuite, Inc. (a)	500,346
26,325	Solera Holdings, Inc.	1,263,600
23,099	SuccessFactors, Inc. (a)	696,897

		3,111,525

	Specialty Retail (1.1%)
20,365	Citi Trends, Inc. (a)	482,447

	Textiles, Apparel & Luxury Goods (1.0%)
8,158	Lululemon Athletica, Inc. (a)	437,432

	Total Common Stocks (Cost $38,788,849)	40,473,404

	Non-Convertible Preferred Stocks (2.5%)
	Finance (0.7%)
51,797	Ning, Inc. Ser D (a)(c)	301,459

	Internet Software & Services (1.2%)
14,426	Twitter, Inc. Ser E (a)(c)(e)	516,451

	Medical — Biomedical/Genetics (0.6%)
46,575	Pacific Biosciences Ser E (a)(c)	269,203

	Total Non-Convertible Preferred Stocks (Cost $926,935)	1,087,113

Morgan Stanley Special Growth Fund
Portfolio of Investments ▪ November 30, 2010 (unaudited) continued

NUMBER OF
SHARES (000)
	Short-Term Investment (f) (3.2%)
	Investment Company
1,386	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $1,386,291)		$1,386,291

	Total Investments (Cost $41,102,075) (g)(h)	99.5%	42,946,808
	Other Assets in Excess of Liabilities	0.5	210,861

	Net Assets	100.0%	$43,157,669

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	Super voting rights at a ratio of 10:1.

(c)	At November 30, 2010, the Fund held $1,087,113 of fair valued securities, representing 2.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(d)	Illiquid security.

(e)	Illiquid security. Resale is restricted to qualified institutional investors.

(f)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(g)	The market value and percentage of total investments, $2,336,061 and 5.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Special Growth Fund
Notes to the Portfolio of Investments ▪ November 30, 2010 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT NOVEMBER 30, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER
		ACTIVE MARKET FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Common Stocks
Biotechnology	$748,172	—	$748,172	—
Capital Markets	1,744,902	$1,744,902	—	—
Chemicals	1,649,972	1,649,972	—	—
Commercial Services & Supplies	557,683	557,683	—	—
Construction Materials	1,460,484	1,460,484	—	—
Diversified Financial Services	1,583,362	1,583,362	—	—
Diversified Telecommunication Services	565,199	565,199	—	—
Electric Utilities	2,084,505	2,084,505	—	$0
Health Care Equipment & Supplies	837,124	837,124	—	—
Health Care Providers & Services	786,990	786,990	—	—
Health Care Technology	1,452,821	1,452,821	—	—
Hotels, Restaurants & Leisure	4,306,339	4,306,339	—	—
Household Durables	865,170	865,170	—	—
Information Technology Services	1,724,995	1,724,995	—	—
Insurance	1,031,874	1,031,874	—	—
Internet & Catalog Retail	1,457,262	1,457,262	—	—
Internet Software & Services	3,399,460	3,399,460	—	—
Leisure Equipment & Products	695,151	—	695,151	—
Life Sciences Tools & Services	1,334,695	1,334,695	—	—
Media	693,541	693,541	—	—
Metals & Mining	1,640,910	—	1,640,910	—
Oil, Gas & Consumable Fuels	917,749	917,749	—	—
Professional Services	3,431,059	3,431,059	—	—
Real Estate Management & Development	673,871	673,871	—	—
Semiconductors & Semiconductor Equipment	798,710	798,710	—	—
Software	3,111,525	3,111,525	—	—
Specialty Retail	482,447	482,447	—	—
Textiles, Apparel & Luxury Goods	437,432	437,432	—	—

Total Common Stocks	40,473,404	37,389,171	3,084,233	0

Non-Convertible Preferred Stocks	1,087,113	—	—	1,087,113
Short-Term Investment — Investment Company	1,386,291	1,386,291	—	—

Total	$42,946,808	$38,775,462	$3,084,233	$1,087,113

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of November 30, 2010, securities with a total value of $2,336,061 transferred from Level 1 to Level 2. At November 30, 2010, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN
SECURITIES
Beginning Balance	$1,831,778
Net purchases (sales)	0
Amortization of discount	—
Transfers in	—
Transfers out	(748,172)
Change in unrealized appreciation/depreciation	3,507
Realized gains (losses)	—

Ending Balance	$1,087,113

Net change in unrealized appreciation/depreciation from investments still held as of November 30,2010	$74,195

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Special Growth Fund
/s/ Sara Furber
Sara Furber
Principal Executive Officer
January 20, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
January 20, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 20, 2011